Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Balanced Fund Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	14.56%	9.42%	8.51%
Columbia Variable Portfolio – Balanced Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	14.30%	9.15%	8.25%
Columbia Variable Portfolio – Balanced Fund Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
Average Annual Return, Percent	14.43%	9.28%	8.36%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.04%	8.67%	8.52%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%	13.10%